Expense Example	Jan. 30, 2026 USD ($)
T-REX 2X LONG DFDV DAILY TARGET ETF | T-REX 2X LONG DFDV DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FIGR DAILY TARGET ETF | T-REX 2X LONG FIGR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FMCC DAILY TARGET ETF | T-REX 2X LONG FMCC DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FNMA DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FNMA DAILY TARGET ETF | T-REX 2X LONG FNMA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ORBS DAILY TARGET ETF | T-REX 2X LONG ORBS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG VKTX DAILY TARGET ETF | T-REX 2X LONG VKTX DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474